CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2011
CERTAIN RISKS AND CONCENTRATION
CERTAIN RISKS AND CONCENTRATION

15.    CERTAIN RISKS AND CONCENTRATION

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, restricted cash, short-term investments and receivables. As of December 31, 2010 and 2011, the Group’s cash, restricted cash and short-term investments were held in major financial institutions located in the PRC, Hong Kong and the United States which management believes are of high credit quality. As of December 31, 2011, the Company had approximately RMB1,912,594 (US$303,881) in cash and certificates of deposit in the PRC, which constitute about 93% of total cash, restricted cash and short-term investments. Approximately 62% of the Company’s total cash, restricted cash and short-term investments were held at a branch of Bank of Nanjing in Shanghai, PRC.

Receivables are typically unsecured and denominated in RMB, and are derived from revenues earned from operations or from payments made on behalf of certain customers arising in the PRC. Management believes credit risk on receivables is moderate due to the diversity of its services and customers.

The Group’s sales and purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China.

The Group is subject to regulatory risks, which include the interpretation of current tax laws, the legality of its corporate structure and the scope of its operations in the PRC, which may result in limitations on the Group’s ability to conduct business in the PRC. In addition, the Group conducts some of its operations in China through VIEs and consolidates them pursuant to a series of contractual arrangements. If the contractual arrangements establishing the VIE structure are found to be in violation of any existing or future PRC laws or regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, among others, imposing penalties which may cause the Group to lose its rights to direct the activities of and receive economic benefits from its VIEs, which in turn may restrict the Group’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs. If the PRC government finds that these contractual arrangements do not comply with applicable laws and regulations, it may require the Group to restructure its operations entirely. The Group’s business, operating results and financial condition could also be materially and adversely affected by significant political, economic and social uncertainties in the PRC.

No individual customer accounted for more than 10% of net revenues during the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2010 and 2011.